American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
August 31, 2025

International Growth Fund - Schedule of Investments
AUGUST 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.3%
Australia — 0.9%
Lynas Rare Earths Ltd.(1)	959,920	8,713,404
Xero Ltd.(1)	149,265	15,916,557
		24,629,961
Austria — 0.9%
Erste Group Bank AG	244,700	23,291,875
Belgium — 0.9%
UCB SA(2)	97,080	22,772,915
Brazil — 0.4%
NU Holdings Ltd., Class A(1)	655,260	9,697,848
Canada — 4.5%
Canadian Pacific Kansas City Ltd.	194,560	14,819,909
Capstone Copper Corp.(1)	1,182,090	8,452,415
GFL Environmental, Inc.	485,380	24,288,415
Intact Financial Corp.	101,860	20,398,701
Shopify, Inc., Class A(1)	166,580	23,528,735
TC Energy Corp.	541,060	28,176,802
		119,664,977
China — 0.8%
Alibaba Group Holding Ltd., ADR	156,140	21,078,900
Denmark — 0.8%
Novonesis Novozymes B, B Shares	316,810	20,153,024
France — 16.3%
Accor SA	415,320	20,602,572
Air Liquide SA	270,095	55,649,644
Airbus SE	249,410	52,143,890
BNP Paribas SA	204,690	18,394,408
Bureau Veritas SA	853,730	25,754,111
Cie de Saint-Gobain SA	205,020	22,133,785
EssilorLuxottica SA	122,680	37,421,735
Hermes International SCA	10,540	25,814,115
Legrand SA	85,880	13,078,323
L'Oreal SA	79,970	37,336,850
LVMH Moet Hennessy Louis Vuitton SE	28,601	16,886,991
Safran SA	73,900	24,559,056
Sartorius Stedim Biotech	28,710	5,887,640
Schneider Electric SE	101,857	25,024,875
Societe Generale SA	797,650	49,222,043
		429,910,038
Germany — 11.1%
adidas AG	64,130	12,476,877
Commerzbank AG	558,450	21,315,224
Deutsche Boerse AG	61,030	17,963,195
E.ON SE	516,430	9,208,640
Infineon Technologies AG	935,211	38,281,787
Rheinmetall AG	13,130	25,468,924
SAP SE	324,590	88,352,147
Siemens AG	117,060	32,449,641
Siemens Energy AG(1)	322,800	34,339,249
Zalando SE(1)	491,020	13,683,572
		293,539,256

Hong Kong — 2.0%
AIA Group Ltd.	2,569,200	24,418,591
Hong Kong Exchanges & Clearing Ltd.	323,800	18,970,850
Techtronic Industries Co. Ltd.	676,000	8,742,296
		52,131,737
India — 1.0%
HDFC Bank Ltd.	922,240	9,954,128
MakeMyTrip Ltd.(1)	155,084	15,314,545
		25,268,673
Indonesia — 0.5%
Bank Central Asia Tbk. PT	27,648,600	13,545,315
Ireland — 0.7%
Kerry Group PLC, A Shares	190,830	17,473,087
Italy — 2.4%
Ferrari NV	98,870	47,051,020
Saipem SpA(2)	5,831,770	16,387,288
		63,438,308
Japan — 18.2%
Asics Corp.	621,100	16,696,156
BayCurrent, Inc.	395,000	22,411,490
Fast Retailing Co. Ltd.	62,400	19,504,934
GMO Payment Gateway, Inc.	226,700	12,978,285
Hitachi Ltd.	1,311,800	35,344,362
Hoya Corp.	195,700	25,270,080
Keyence Corp.	82,200	31,338,174
Kobe Bussan Co. Ltd.(2)	697,600	19,620,598
Mitsubishi Heavy Industries Ltd.	1,938,300	48,907,571
MonotaRO Co. Ltd.	1,269,200	21,869,060
NEC Corp.	1,342,900	40,892,257
Panasonic Holdings Corp.	641,100	6,489,393
Rakuten Bank Ltd.(1)	454,000	25,525,228
Recruit Holdings Co. Ltd.	219,700	12,571,955
Ryohin Keikaku Co. Ltd.(2)	1,143,800	24,600,250
Sony Group Corp.	1,611,900	44,055,058
Sumitomo Mitsui Financial Group, Inc.	1,561,500	42,528,344
Terumo Corp.(2)	1,560,500	27,981,082
		478,584,277
Netherlands — 5.7%
Adyen NV(1)	20,030	33,633,775
ASML Holding NV	68,110	50,577,976
BE Semiconductor Industries NV	85,970	11,579,943
DSM-Firmenich AG	173,359	16,962,462
Heineken NV	117,260	9,510,949
Prosus NV(1)	448,710	27,756,956
		150,022,061
Singapore — 0.8%
Sea Ltd., ADR(1)	113,380	21,149,905
Spain — 2.4%
CaixaBank SA	1,875,570	18,727,610
Iberdrola SA	2,344,322	44,192,576
		62,920,186
Sweden — 2.6%
Atlas Copco AB, A Shares(2)	1,182,370	18,876,496
Hexagon AB, B Shares(2)	1,885,110	21,007,147
Spotify Technology SA(1)	42,180	28,761,698
		68,645,341

Switzerland — 5.3%
Cie Financiere Richemont SA, Class A	73,910	12,940,359
Galderma Group AG	254,777	44,620,763
Lonza Group AG	59,380	42,141,307
On Holding AG, Class A(1)	315,290	14,213,273
Zurich Insurance Group AG	36,980	27,023,330
		140,939,032
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	820,000	30,710,136
United Kingdom — 16.6%
AstraZeneca PLC	481,280	76,722,926
BAE Systems PLC	1,220,400	28,924,513
Barclays PLC	3,601,240	17,547,566
BP PLC	2,090,730	12,229,972
British American Tobacco PLC	500,600	28,427,871
Burberry Group PLC(1)	1,091,100	18,942,096
Compass Group PLC	907,830	30,855,053
Experian PLC	541,740	28,081,371
Haleon PLC	5,795,291	28,520,015
Kingfisher PLC	1,489,190	5,187,005
Lloyds Banking Group PLC	23,866,180	25,602,022
London Stock Exchange Group PLC	241,315	29,906,893
Marex Group PLC	316,471	11,190,415
Marks & Spencer Group PLC	1,937,490	9,048,987
National Grid PLC	1,197,540	16,820,741
RELX PLC	821,400	38,367,277
Rolls-Royce Holdings PLC	1,149,980	16,583,097
Unilever PLC	244,100	15,399,059
		438,356,879
United States — 2.3%
Birkenstock Holding PLC(1)	254,220	13,252,489
CRH PLC	309,560	34,964,802
ICON PLC(1)	64,710	11,514,497
		59,731,788
TOTAL COMMON STOCKS (Cost $1,833,855,480)		2,587,655,519
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	89,671	89,671
State Street Navigator Securities Lending Government Money Market Portfolio(3)	12,158,489	12,158,489
		12,248,160
Repurchase Agreements — 1.1%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375% - 4.00%, 2/15/34 - 8/15/42, valued at $29,812,734), at 4.30%, dated 8/29/25, due 9/2/25 (Delivery value $29,241,964)		29,228,000
TOTAL SHORT-TERM INVESTMENTS (Cost $41,476,160)		41,476,160
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,875,331,640)		2,629,131,679
OTHER ASSETS AND LIABILITIES — 0.1%		3,260,385
TOTAL NET ASSETS — 100.0%		$2,632,392,064

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.8%
Financials	17.9%
Consumer Discretionary	16.3%
Information Technology	13.4%
Health Care	12.3%
Materials	5.5%
Consumer Staples	5.2%
Utilities	2.7%
Energy	2.1%
Communication Services	1.1%
Short-Term Investments	1.6%
Other Assets and Liabilities	0.1%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $57,931,182. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $61,550,036, which includes securities collateral of $49,391,547.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$9,697,848	—	—
Canada	24,288,415	$95,376,562	—
China	21,078,900	—	—
India	15,314,545	9,954,128	—
Singapore	21,149,905	—	—
Sweden	28,761,698	39,883,643	—
Switzerland	14,213,273	126,725,759	—
United Kingdom	11,190,415	427,166,464	—
United States	59,731,788	—	—
Other Countries	—	1,683,122,176	—
Short-Term Investments	12,248,160	29,228,000	—
	$217,674,947	$2,411,456,732	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.